Derivative Fair Value and Balance Sheet Classification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Description of Location of Interest Rate Derivatives on Balance Sheet	Other Liabilities
Notional Amount	$ 0	$ 8,000
Interest Rate Cash Flow Hedge Liability at Fair Value	0	(157)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	$ 15,000	15,000
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other Liabilities
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ (64)	(114)
Description of Location of Derivative Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets
Derivative Loan Commitments, Notional Amount, Net	$ 6,170	6,436
Derivative Loan Commitments, Fair Value, Net	$ 51	59
Description of Location of Forward Sale Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets
Forward Sale Loan Commitments, Notional Amount, Net	$ 3,656	2,754
Forward Sale Loan Commitments, Fair Value, Net	$ 19	$ 0